Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Note 8 - Subsequent Events

Stock-based Compensation

Subsequent to June 30, 2015, the Company issued an aggregate of 8,500 shares of common stock to consultants and the Company’s legal counsel.

Subsequent to June 30, 2015, the Compensation Committee of the Board increased the number of shares authorized to be issued pursuant to the Plan from 1,000,000 to 2,000,000, subject to stockholder approval.

Subsequent to June 30, 2015, the Company granted ten-year options to employees, directors, advisors and consultants to purchase an aggregate of 526,250 shares of common stock at an exercise prices ranging from $7.00 to $8.75 per share, pursuant to the Plan. The shares vest as follows: (i) 201,750 shares vest immediately, (ii) 317,000 shares vest ratably over three years on the grant date anniversaries and (iii) 7,500 shares vest pursuant to the satisfaction of certain performance conditions.

Common Stock and Warrant Offerings

Subsequent to June 30, 2015, the Company issued an aggregate of 47,383 shares of common stock at prices ranging from $6.00 to $7.00 per share to investors for gross proceeds of $310,000. In connection with the purchases, the Company issued five-year warrants to purchase an aggregate of 35,299 shares of common stock at exercise prices ranging from $10.00 to $15.00 per share of common stock. In connection with these issuances, previously outstanding warrants to purchase an aggregate of 24,500 shares of common stock had their exercise prices reduced to $10.00 per share from exercise prices ranging from $11.60 to $50.00 per share. The exercisability of options to purchase an aggregate of 505,250 shares at an exercise price of $7.00 per share is subject to stockholder approval of an increase in the number of shares authorized to be issued pursuant to the Plan from 1,000,000 to 2,000,000 (or such greater number of shares as the Compensation Committee of the Board of Directors of the Company shall determine to submit for stockholder approval).

Stock Options

On September 4, 2015, the Compensation Committee of the Board approved a resolution that, with respect to all outstanding options granted under the Plan, to the extent not already provided for in the stock option agreement evidencing the option grant, the optionee be given the right to exercise the option on a net exercise basis as contemplated by Section 13(b) of the Plan and, other than in the case of the Company’s CEO, in the event of a termination of employment, directorship, consultancy or membership on the Company’s Scientific Advisory Board, to the extent that the options are then exercisable, they shall remain exercisable until twelve months following such termination (unless the stock option agreement evidencing the option grant provides that such options are exercisable until the expiration date of the options), but in no event shall the options be exercisable after the respective expiration dates of the options.

Short Term Advances

Subsequent to June 30, 2015, the Company received an aggregate of $126,490 in non-interest bearing advances from a director of the Company, an officer of the Company and a family member of the same officer of the Company and made aggregate repayments of $67,990 in non-interest bearing advances to a director of the Company and an officer of the Company.

Notes Payable

On July 7, 2015, pursuant to the provisions of a convertible note with a principal balance of $30,000, the Company elected to convert $30,000 of principal, together with accrued interest of $1,736, into 6,490 shares of common stock at a conversion price of $4.89 per share.

On July 9, 2015, the Company issued a convertible note in the principal amount of $100,000 which bears interest at a rate of 10% per annum payable on maturity. The convertible note is payable as follows: (i) $25,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the “July Note First Maturity Date”), (ii) $25,000 of principal and the respective accrued interest on such principal is payable two weeks following the July Note First Maturity Date, (iii) $25,000 of principal and the respective accrued interest on such principal is payable four weeks following the July Note First Maturity Date and (iv) $25,000 of principal and the respective accrued interest on such principal is payable six weeks following the July Note First Maturity Date. Each $25,000 of principal and the respective accrued interest on such principal is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Company’s stock or (b) $3.00 per share. In the event that the Company elects to effect a conversion, then, during the five day period following the conversion, the holder shall have the right to convert the then outstanding principal amount of the convertible note, together with accrued and unpaid interest thereon, into shares of the Company’s common stock at a conversion price equal to the conversion price in the Company-effected conversion. In connection with the financing, a five-year warrant to purchase 3,300 shares of common stock at an exercise price of $10.00 per share was issued to the lender.

On July 27, 2015, the Company issued a six-month convertible note in the principal amount of $50,000 which bears interest at a rate of 10% per annum payable on maturity. This note and the accrued interest is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Company’s stock or $3.00 per share, whichever is greater. In connection with the financing, a five-year warrant to purchase 1,500 shares of common stock at an exercise price of $10.00 per share was issued to the lender.

On August 7, 2015, the Company issued a six-month convertible note in the principal amount of $50,000 which bears interest at a rate of 10% per annum payable on maturity. This note and the accrued interest are convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Company’s stock or $3.00 per share, whichever is greater. In connection with the financing, a five-year warrant to purchase 1,500 shares of common stock at an exercise price of $10.00 per share was issued to the lender.

On August 13, 2015, the Company issued a convertible note in the principal amount of $60,000 for cash consideration of $50,000 which bears interest at a rate of 1% per annum payable on maturity. The convertible note is payable as follows: (i) $20,000 of the principal and the respective accrued interest on such principal is payable six months from the issuance date (the “August Note First Maturity Date”), (ii) $20,000 of principal and the respective accrued interest on such principal is payable two weeks following the August Note First Maturity Date, and (iii) $20,000 of principal and the respective accrued interest on such principal is payable one month following the August Note First Maturity Date. Each $20,000 of principal and the respective accrued interest on such principal is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to each maturity date and ending on the day immediately prior to each maturity date at a conversion price equal to the greater of (a) 62% of the fair value of the Company’s stock or (b) $3.00 per share. In the event that the Company elects to effect a conversion, then, during the five day period following the conversion, the holder shall have the right to convert the then outstanding principal amount of the convertible note, together with accrued and unpaid interest thereon, into shares of the Company’s common stock at a conversion price equal to the conversion price in the Company-effected conversion.

On August 19, 2015, the Company issued a six-month convertible note in the principal amount of $50,000 which bears interest at a rate of 10% per annum payable on maturity. This note and the accrued interest are convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to the maturity date and ending on the day immediately prior to the maturity date at a conversion price equal to 65% of the fair market value of the Company’s stock or $3.00 per share, whichever is greater. In connection with the financing, a five-year warrant to purchase 1,885 shares of common stock at an exercise price of $10.00 per share was issued to the lender.

On August 21, 2015, the Company issued a two-month note in the principal amount of $84,018 for cash consideration of $70,015 which bears no interest.

On September 29, 2015, the Company issued a one-month note payable to a family member of an officer of the Company in the principal amount of $75,000 for cash consideration of $65,000 which bears no interest.

On October 9, 2015, the Company issued a two-month note payable with a principal amount of $150,000. The note bears interest at a rate of 10% per annum. In the event that, prior to the maturity date, the Company receives any proceeds from a public equity offering or monies in payment of an accounts receivable, then, the Company shall be obligated to prepay the principal and interest on a dollar-for-dollar basis to the extent of such monies so received, but not to exceed the outstanding principal and interest balance of the note. The note is secured by a security interest in a patent held by the Company associated with its brown fat program.

On October 14, 2015, the Company and certain lenders agreed to exchange notes with an aggregate principal amount of $840,000 and aggregate accrued interest of $70,727 for an aggregate of 227,682 shares of common stock and five-year warrants to purchase an aggregate of 227,682 shares of common stock at an exercise price of $4.00 per share (the “Exchange Agreement”). The exchange shall take effect immediately preceding the earlier of (a) the effectiveness of the registration statement or (b) the listing of the Company’s shares of common stock and warrants to purchase shares of common stock on The Nasdaq Capital Market (the “Nasdaq Listing”). In the event the effectiveness of the registration statement or the Nasdaq Listing shall not have occurred prior to October 31, 2015, the Exchange Agreement shall be null and void.

Consulting Agreements

On August 13, 2015, a February 17, 2011 agreement for business advisory services that had expired on June 30, 2015 was further amended. Pursuant to the amendment, the agreement was reinstated effective as of July 1, 2015 and provided for an expiration date of June 30, 2016 (the “New Business Advisory Term”). In consideration of services rendered during the New Business Advisory Term, the Company agreed to pay a cash fee of $15,000 per month and the Company granted an immediately vested five-year warrant to purchase 10,000 shares of common stock at an exercise price of $12.00 per share and an immediately vested five-year warrant to purchase 10,000 shares of common stock at an exercise price of $10.00 per share.

Note 11 - Subsequent Events

Research and Development Agreements; Bermuda Lender

Subsequent to December 31, 2014, the Company received the third and fourth payments of four quarterly payments in the aggregate amount of $177,234 pursuant to the research and development agreement with a U.S. pharmaceutical company discussed in Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements. This payment triggered the mandatory principal prepayment of $177,237 of the note payable that was issued to the Bermuda Lender on May 8, 2014. As of the filing date of this report, $266,297 of mandatory prepayments to the Bermuda Lender related to the research agreement were unpaid.

Subsequent to December 31, 2014, the Company received payment in the amount of $50,000 pursuant to the research and development agreement with a Japanese pharmaceutical company discussed in Note 3 – Summary of Significant Accounting Policies – Revenue Recognition – Research and Development Agreements. As of the filing date of this report, a $50,000 mandatory prepayment to the Bermuda Lender related to the research and development agreement was unpaid.

Short Term Advances

Subsequent to December 31, 2014, the Company received an aggregate of $60,055 in non-interest bearing advances from an officer and made aggregate repayments of $60,055.

Notes Payable

Subsequent to December 31, 2014, the Company issued a convertible note with a principal amount of $30,000 which bears interest at a rate of 12% annum payable upon maturity. The convertible note, is convertible into shares of the Company’s common stock at the election of the Company during the period beginning five days prior to maturity and ending on the day immediately prior to maturity at the greater of (a) 55% of the fair value of the Company’s stock or (b) $2.00 per share.

Subsequent to December 31, 2014, the Company elected to convert a convertible note with a principal balance of $50,000 and accrued interest of $5,984 into 11,113 shares of common stock at a conversion price of $5.00 per share.

Notes payable, non-current portion represents notes payable that were either exchanged for equity or whose maturities were extended past December 31, 2015 after the balance sheet date but before the consolidated financial statements were issued. Accrued interest, non-current portion represents the accrued interest that, after the balance sheet date but before the consolidated financial statements were issued, was either exchanged for equity or converted into the principal amount of a note payable classified as non-current.

Employment Agreements

On February 9, 2015, the Company hired a President for its Disc/Spine Division. As compensation the Company granted to the President of its Disc/Spine Division a ten-year option to purchase 25,000 shares of common stock at an exercise price of $9.20 per share, pursuant to the Plan. The shares vest annually over three years on the grant date anniversaries.

On March 9, 2015, the Company and the CEO agreed to extend the term of his employment agreement to December 31, 2017. Pursuant to the employment agreement, the CEO is entitled to receive a salary of $400,000 per annum. The CEO is entitled to receive an annual bonus for 2015 equal to 50% of his annual base salary and an annual bonus for the years 2016 and 2017 equal to 50% of his annual base salary in the event certain performance goals, as determined by the Company’s Compensation Committee, are satisfied. Pursuant to the employment agreement, in the event that the CEO’s employment is terminated by the Company without “cause”, or the CEO terminates his employment for “good reason” (each as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one time his then annual base salary and certain benefits, plus $100,000 (in lieu of bonus). In addition, pursuant to the employment agreement, the CEO would be entitled to receive such severance in the event that the term of his employment agreement is not extended beyond December 31, 2017 and, within three months of such expiration date, his employment is terminated by the Company without “cause” or the CEO terminates his employment for any reason. Further, in the event that the CEO’s employment is terminated by the Company without “cause”, or the CEO terminates his employment for “good reason”, following a “change in control” (as defined in the employment agreement), the CEO would be entitled to receive severance in an amount equal to one and one-half times his then annual base salary and certain benefits, plus $300,000 (in lieu of bonus).

On March 9, 2015, the Company agreed to amend the at will employment agreement with its Vice President of Research and Development (“VP of R&D”). Pursuant to the employment agreement, as amended, in the event that the VP of R&D’s employment with the Company is terminated without cause, the VP of R&D would currently be entitled to receive a cash severance payment of $125,000.

Common Stock and Warrant Offerings

Subsequent to December 31, 2014, the Company issued an aggregate of 135,167 shares of common stock at prices ranging from $5.00 to $9.20 per share to investors for aggregate gross proceeds of $801,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 42,542 shares of common stock at exercise prices ranging from $8.00 to $15.00 per share of common stock. The warrants have a term of five years. In connection with the common stock and warrant offerings, a previously outstanding warrant to purchase 4,000 shares of common stock at an exercise price of $15.00 per share had its expiration date extended from December 31, 2015 to December 31, 2016.

Stock-Based Compensation

Subsequent to December 31, 2014, the Company issued an aggregate of 13,515 shares of common stock valued at $73,528 to consultants pursuant to consulting agreements.

On January 23, 2015, the Company granted a five-year option to consultants to purchase an aggregate 5,000 shares of common stock at an exercise price of $9.40 per share, pursuant to the Plan. The shares vest as follows: (i) 3,750 shares vest ratably over three months on the grant date anniversaries, (ii) 625 shares vest immediately and (iii) 625 shares vest on the grant date anniversary.